Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) HOLDING
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Variable Portfolio – Partners International Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 45	0.83% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 1,384,747,685
Holdings Count | HOLDING	156
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,384,747,685
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Samsung Electronics Co., Ltd.	2.0%
Roche Holding AG, Genusschein Shares	1.8%
Reckitt Benckiser Group PLC	1.8%
Rexel SA	1.5%
ING Groep NV	1.5%
Daimler Truck Holding AG	1.5%
BASF SE	1.4%
ArcelorMittal SA	1.4%
Teleperformance SE	1.4%
Amundi SA	1.4%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Samsung Electronics Co., Ltd.	2.0%
Roche Holding AG, Genusschein Shares	1.8%
Reckitt Benckiser Group PLC	1.8%
Rexel SA	1.5%
ING Groep NV	1.5%
Daimler Truck Holding AG	1.5%
BASF SE	1.4%
ArcelorMittal SA	1.4%
Teleperformance SE	1.4%
Amundi SA	1.4%

Variable Portfolio – Partners International Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 59	1.08% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 1,384,747,685
Holdings Count | HOLDING	156
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,384,747,685
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	8%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Samsung Electronics Co., Ltd.	2.0%
Roche Holding AG, Genusschein Shares	1.8%
Reckitt Benckiser Group PLC	1.8%
Rexel SA	1.5%
ING Groep NV	1.5%
Daimler Truck Holding AG	1.5%
BASF SE	1.4%
ArcelorMittal SA	1.4%
Teleperformance SE	1.4%
Amundi SA	1.4%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Samsung Electronics Co., Ltd.	2.0%
Roche Holding AG, Genusschein Shares	1.8%
Reckitt Benckiser Group PLC	1.8%
Rexel SA	1.5%
ING Groep NV	1.5%
Daimler Truck Holding AG	1.5%
BASF SE	1.4%
ArcelorMittal SA	1.4%
Teleperformance SE	1.4%
Amundi SA	1.4%

[1]	Annualized.